Other disclosures - Risk Management and Principal Risks - Analysis of equity sensitivity (audited) (Details) - Interest rate risk [member] - +/- 25bps [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	£ 45	£ 88
Effect on profit for the year, decrease	(135)	(149)
Effect on equity, increase	(607)	(554)
Effect on equity, decrease	546	513
Retained earnings [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	34	66
Effect on profit for the year, decrease	£ (101)	£ (112)
As percentage, increase	1.00%	2.60%
As percentage, decrease	(3.00%)	(4.40%)
Effect on equity, increase	£ 34	£ 66
Effect on equity, decrease	(101)	(112)
Taxation effects on the above [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	(11)	(22)
Effect on profit for the year, decrease	34	37
Effect on equity, increase	214	207
Effect on equity, decrease	(216)	(209)
Available for sale reserve [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on equity, increase	(321)	(253)
Effect on equity, decrease	329	260
Reserve of cash flow hedges [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on equity, increase	(534)	(574)
Effect on equity, decrease	£ 534	£ 574
Equity [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
As percentage, increase	(0.90%)	(0.90%)
As percentage, decrease	0.80%	0.80%